Cover	Dec. 03, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2020
Entity File Number	001-38508
Entity Registrant Name	Trident Acquisitions Corp.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Water Street
Entity Address, Address Line Two	Fl 8
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(646)
Local Phone Number	229-7549
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information, Former Legal or Registered Name	N/A
Units, each consisting of one share of common stock and one Warrant to acquire one share of common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one Warrant to acquire one share of common stock
Trading Symbol	TDACU
Security Exchange Name	NASDAQ
Common stock, $0.001 par value per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TDAC
Security Exchange Name	NASDAQ
Warrants
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	TDACW
Security Exchange Name	NASDAQ